JPMorgan New York Tax Free Bond Fund
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—94.8% (a)
Alabama—0.3%
Utility—0.3%
Southeast Alabama Gas Supply District (The), Project No. 2, Series 2024 B, Rev., 5.00%, 5/1/2032 (b)	1,000	1,051
California—0.4%
Other Revenue—0.1%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series 2021B-2, Rev., Zero Coupon, 6/1/2066	3,300	359
Transportation—0.3%
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project, Series 2020A, Rev., AMT, 3.95%, 1/30/2025 (b) (c)	1,250	1,250
Total California		1,609
Florida—0.3%
Transportation—0.3%
Florida Development Finance Corp., Brightline Florida Passenger Rail Project, Series 2024, Rev., AMT, 5.50%, 7/1/2053	1,000	1,039
Georgia—1.7%
Utility—1.7%
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	2,750	2,857
Series 2024 A, Rev., 5.00%, 9/1/2031 (b)	1,160	1,226
Series 2024B, Rev., 5.00%, 3/1/2032 (b)	1,750	1,856
		5,939
Kentucky—1.2%
Utility—0.5%
Kentucky Public Energy Authority, Series 2024A, Rev., 5.00%, 7/1/2030 (b)	1,500	1,567
Water & Sewer—0.7%
County of Knott, Solid Waste Water Project, Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (c)	2,555	2,548
Total Kentucky		4,115
New York—89.3%
Education—4.6%
New York State Dormitory Authority
Series 2024, Rev., 5.25%, 7/1/2054	3,000	3,146
Series 2024A, Rev., 5.50%, 7/1/2054	1,200	1,347
New York State Dormitory Authority, Brooklyn Law School, Series 2019 A, Rev., 5.00%, 7/1/2033	2,400	2,490
New York State Dormitory Authority, Court Facilities Lease, Series 2005A, Rev., AMBAC, 5.50%, 5/15/2026	5,000	5,191
New York State Dormitory Authority, New York University
Series 2001-1, Rev., AMBAC, 5.50%, 7/1/2024	1,570	1,572
Series 2001-1, Rev., AMBAC, 5.50%, 7/1/2025	2,280	2,331
New York State Dormitory Authority, School Districts Financing Program, Series 2009A, Rev., AGC, 5.00%, 10/1/2024	10	10
		16,087
General Obligation—15.8%
City of New York, Fiscal Year 2018, Series 2018F-1, GO, 5.00%, 4/1/2034	2,500	2,627
City of New York, Fiscal Year 2020, Series 2020C-1, GO, 5.00%, 8/1/2033	2,000	2,178
City of New York, Fiscal Year 2022, Series 2022D, Subseries D-1, GO, 5.25%, 5/1/2039	1,500	1,666
City of New York, Fiscal Year 2023, Series 2023A, Subseries A-4, GO, VRDO, 2.15%, 6/1/2024 (b)	935	935
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-1, GO, 5.00%, 9/1/2037	1,400	1,542

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
General Obligation — continued
Series 2023E, GO, 4.00%, 4/1/2042	1,000	975
City of New York, Fiscal Year 2024, Series 2024A, GO, 5.00%, 8/1/2045	3,850	4,142
City of Oneida, GO, BAN, 4.50%, 3/28/2025	3,600	3,624
City of Yonkers
Series 2024 A, GO, AGM, 5.00%, 2/15/2041	1,000	1,087
Series 2024B, GO, AGM, 5.00%, 2/15/2041	1,000	1,087
Series 2024 A, GO, AGM, 5.00%, 2/15/2042	1,505	1,626
Series 2024B, GO, AGM, 5.00%, 2/15/2042	1,000	1,081
County of Albany, Series 2022A, GO, 4.00%, 6/1/2036	1,080	1,108
County of Monroe, GO, 4.00%, 6/1/2040	2,115	2,125
County of Nassau, Series 2021A, GO, AGM, 4.00%, 4/1/2036	2,000	2,070
County of Nassau, General Improvement
Series 2022A, GO, 5.00%, 4/1/2037	1,000	1,114
Series 2023A, GO, AGM, 4.00%, 4/1/2042	1,500	1,502
County of Onondaga
Series 2018, GO, 4.00%, 4/15/2029	2,760	2,770
Series 2022, GO, 4.00%, 6/15/2037	2,000	2,068
County of Suffolk, Series 2017D, GO, 4.00%, 10/15/2028	3,375	3,440
County of Westchester
Series 2018A, GO, 5.00%, 12/1/2025	1,500	1,537
Series 2018-A, GO, 4.00%, 12/1/2028	1,000	1,021
Series 2023A, GO, 4.00%, 12/1/2038	2,000	2,054
Port Washington Union Free School District, GO, 4.00%, 8/1/2037	2,765	2,834
State of New York, Series 2023A, GO, 5.00%, 3/15/2041	1,000	1,108
Town of Babylon, Series 2022, GO, 4.00%, 12/15/2041	1,295	1,313
Town of Clarkstown, Series 2023, GO, 4.00%, 11/15/2039	990	1,018
Town of Huntington, Public Improvement, Series 2022A, GO, 4.00%, 6/15/2037	1,385	1,427
Town of Oyster Bay, Public Improvement, GO, AGM, 5.00%, 8/1/2029	500	542
Uniondale Union Free School District
GO, 4.00%, 1/15/2038	2,000	2,029
GO, 4.00%, 1/15/2041	2,000	2,005
		55,655
Hospital—1.0%
New York State Dormitory Authority, Hospitals Center, Langone Hospitals Obligated Group, Rev., 5.00%, 7/1/2026	3,360	3,364
Industrial Development Revenue/Pollution Control Revenue—0.4%
New York City Industrial Development Agency, Queens Baseball Stadium Project, Series 2021A, Rev., AGM, 5.00%, 1/1/2031	1,250	1,347
Other Revenue—25.1%
Battery Park City Authority, Series 2019D-1, Rev., VRDO, 2.90%, 6/12/2024 (b)	5,900	5,900
Chautauqua Tobacco Asset Securitization Corp., Series 2014, Rev., 5.00%, 6/1/2048	3,200	3,013
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017 A, Rev., 5.00%, 2/15/2031	1,585	1,646
Series 2017A, Rev., 5.00%, 2/15/2035	4,000	4,150
Series 2017A, Rev., 5.00%, 2/15/2037	2,500	2,588
Series 2017 A, Rev., 5.00%, 2/15/2038	2,125	2,195
Series 2022A, Rev., 4.00%, 2/15/2040	1,730	1,725
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015, Series 2015 S-1, Rev., 5.00%, 7/15/2031	2,500	2,516

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Other Revenue — continued
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series 2019S-2A, Rev., 5.00%, 7/15/2034	2,000	2,093
Series 2019S-3A, Rev., 5.00%, 7/15/2034	4,000	4,186
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017, Series 2017 E1, Rev., 5.00%, 2/1/2035	2,000	2,059
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019, Series 2019A-1, Rev., 5.00%, 8/1/2035	1,000	1,055
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022
Series 2022F, Subseries F-1, Rev., 4.00%, 2/1/2038	2,000	2,040
Series 2022B-1, Rev., 4.00%, 8/1/2039	4,475	4,439
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023
Series 2023D, Subseries D-1, Rev., 5.25%, 11/1/2037	1,500	1,690
Series 2023F, Rev., 5.00%, 2/1/2042	2,000	2,170
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024B, Rev., 5.00%, 5/1/2042	1,000	1,091
Series 2024F, Subseries F-1, Rev., 5.25%, 2/1/2053	1,000	1,086
Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	1,000	958
New York Convention Center Development Corp., Hotel Unit Fee Secured, Rev., 5.00%, 11/15/2030	2,000	2,030
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured, Series B, Rev., Zero Coupon, 11/15/2033	4,090	2,664
New York Liberty Development Corp., Goldman Sachs Headquarters LLC, Series 2005, Rev., 5.25%, 10/1/2035	2,460	2,791
New York State Dormitory Authority, State Sales Tax
Series 2015 B, Rev., 5.00%, 3/15/2030	5,000	5,072
Series 2016A, Rev., 5.00%, 3/15/2031	2,000	2,054
Series 2018E-2, Rev., 5.00%, 3/15/2033	2,000	2,118
Series 2017A, Rev., 5.00%, 3/15/2034	2,000	2,068
New York State Housing Finance Agency, 10 Barclay Street, Series 2004A, Rev., VRDO, 2.85%, 6/12/2024 (b)	2,700	2,700
New York State Urban Development Corp., State Sales Tax, Series 2021 A, Rev., 4.00%, 3/15/2044	5,000	4,862
Suffolk Regional Off-Track Betting Co., Series 2024, Rev., 5.75%, 12/1/2044	1,000	1,033
Suffolk Tobacco Asset Securitization Corp., Series 2021 A-2, Rev., 5.00%, 6/1/2029	2,250	2,380
Triborough Bridge and Tunnel Authority, Series 2024B,SubseriesB-3, Rev., 5.00%, 11/15/2025 (b)	5,000	5,100
Triborough Bridge and Tunnel Authority Sales Tax, Series 2024A SUB A2, Rev., 5.25%, 5/15/2059	2,500	2,682
Westchester County Local Development Corp., Kendal on Hudson Project, Series 2022B, Rev., 5.00%, 1/1/2032	240	251
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement
Series B, Rev., 5.00%, 6/1/2033	1,775	1,825
Series B, Rev., 5.00%, 6/1/2034	2,000	2,053
		88,283
Special Tax—8.3%
New York State Dormitory Authority, Personal Income Tax, Series 2015B, Rev., 5.00%, 2/15/2035	1,500	1,510
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2021A, Rev., 5.00%, 3/15/2036	1,800	1,973
Series 2020A, Rev., 4.00%, 3/15/2047	1,700	1,608
New York State Thruway Authority, Personal Income Tax
Series 2022A, Rev., 5.00%, 3/15/2037	1,500	1,670
Series 2021A-1, Rev., 4.00%, 3/15/2038	1,500	1,506
Series 2022A, Rev., 5.00%, 3/15/2041	5,000	5,434
Series 2021A-1, Rev., 4.00%, 3/15/2042	2,500	2,447
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2019A, Rev., 5.00%, 3/15/2033	2,575	2,725

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Special Tax — continued
Series 2020C, Rev., 4.00%, 3/15/2037	1,000	1,006
Series 2020 A, Rev., 4.00%, 3/15/2040	3,000	2,946
Series 2020E, Rev., 4.00%, 3/15/2045	1,500	1,439
New York State Urban Development Corp., State Personal Income Tax, State Facilities and Equipment, Series A-2, Rev., NATL - RE, 5.50%, 3/15/2025	5,000	5,076
		29,340
Transportation—19.3%
Metropolitan Transportation Authority, Series 2015 A-2, Rev., 5.00%, 5/15/2030 (b)	2,185	2,321
Metropolitan Transportation Authority
Series C-1, Rev., 5.25%, 11/15/2030	1,500	1,532
Series A-1, Rev., 5.00%, 11/15/2031	2,500	2,557
Series A-1, Rev., 4.00%, 11/15/2033	2,000	1,968
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2012A, Rev., Zero Coupon, 11/15/2030	4,000	3,124
Series 2016A, Rev., 5.25%, 11/15/2034	1,020	1,058
New York State Thruway Authority
Series K, Rev., 5.00%, 1/1/2028	1,000	1,006
Series K, Rev., 5.00%, 1/1/2030	2,500	2,515
Series L, Rev., 5.00%, 1/1/2032	2,250	2,378
Series N, Rev., 4.00%, 1/1/2041	2,500	2,468
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2026	4,000	4,074
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,155	2,222
Series 2018, Rev., AMT, 4.00%, 1/1/2036	2,315	2,283
Port Authority of New York and New Jersey, Consolidated
Series 186, Rev., AMT, 5.00%, 10/15/2027	2,000	2,004
Series 185, Rev., AMT, 5.00%, 9/1/2028	1,000	1,001
Series 185, Rev., AMT, 5.00%, 9/1/2030	2,000	2,003
Series 207, Rev., AMT, 5.00%, 9/15/2031	2,335	2,413
Series 185, Rev., AMT, 5.00%, 9/1/2032	1,750	1,753
Series 207, Rev., AMT, 5.00%, 9/15/2032	3,000	3,097
Series 214, Rev., AMT, 5.00%, 9/1/2036	2,950	3,076
Series 221, Rev., AMT, 4.00%, 7/15/2039	1,355	1,309
Series 244, Rev., 5.00%, 7/15/2041	2,000	2,221
Series 237, Rev., 5.00%, 1/15/2052	3,000	3,195
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2023A, Rev., 5.00%, 5/15/2025	1,500	1,522
Series 2018B, Rev., 5.00%, 11/15/2030	3,355	3,708
Series B, Rev., 5.00%, 11/15/2031	1,100	1,146
Series 2013A, Rev., Zero Coupon, 11/15/2032	3,000	2,097
Series B, Rev., 5.00%, 11/15/2033	1,500	1,555
Series 2023A, Rev., 4.00%, 11/15/2037	1,600	1,619
Series 2022A, Rev., 4.00%, 5/15/2041	2,040	2,001

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Transportation — continued
Series 2019C, Rev., 4.00%, 11/15/2042	1,375	1,330
Series 2020 A, Rev., 5.00%, 11/15/2054	1,500	1,564
		68,120
Utility—6.8%
Long Island Power Authority, Electric System, Series 2021A, Rev., 4.00%, 9/1/2041	2,030	2,047
New York Power Authority, Green Transmission Project
Series 2022A, Rev., AGM, 5.00%, 11/15/2035	840	941
Series 2022A, Rev., AGM, 4.00%, 11/15/2038	2,000	2,015
Utility Debt Securitization Authority
Series 2016A, Rev., 5.00%, 6/15/2024	1,250	1,250
Series 2016A, Rev., 5.00%, 12/15/2034	3,250	3,325
Series 2023 TE-1, Rev., 5.00%, 12/15/2041	10,620	11,978
Utility Debt Securitization Authority, Restructuring Bond, Series 2016 B, Rev., 5.00%, 12/15/2035	2,450	2,505
		24,061
Water & Sewer—8.0%
New York City Municipal Water Finance Authority
Series 2024, Subseries CC-2, Rev., 5.00%, 6/15/2046	2,000	2,160
Series 2024, Subseries BB-1, Rev., 5.25%, 6/15/2047	1,000	1,097
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Series 2018CC-1, Rev., 4.00%, 6/15/2037	1,150	1,153
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015
Series 2015DD, Rev., 5.00%, 6/17/2024	2,000	2,001
Series 2015EE, Rev., 5.00%, 6/17/2024	2,000	2,001
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2041	2,000	1,985
Subseries 202DD-3, Rev., 4.00%, 6/15/2042	2,500	2,488
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021, Series 2021, Subseries BB-2, Rev., 4.00%, 6/15/2042	1,075	1,065
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2022, Series 2022, Subseries BB-1, Rev., 4.00%, 6/15/2045	1,500	1,460
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023, Series 2023DD, Rev., 5.25%, 6/15/2046	2,000	2,190
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2014A, Rev., 5.00%, 6/28/2024	1,500	1,501
Series 2016A, Rev., 5.00%, 6/15/2032	2,000	2,051
Series 2017E, Rev., 5.00%, 6/15/2038	1,240	1,281
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Pooled Financing Program, Series 2005B, Rev., 5.50%, 10/15/2025 (d)	4,175	4,268
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program, Series 2021-B, Rev., 4.00%, 8/15/2039	1,380	1,390
		28,091
Total New York		314,348

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Water & Sewer — continued
Ohio—0.6%
Transportation—0.3%
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project, Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000	1,011
Utility—0.3%
Ohio Air Quality Development Authority, Duke Energy Corp., Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (b)	1,000	996
Total Ohio		2,007
Puerto Rico—0.7%
Other Revenue—0.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax
Series A-1, Rev., 4.75%, 7/1/2053	1,500	1,484
Series A-2, Rev., 4.78%, 7/1/2058	1,000	986
		2,470
Wisconsin—0.3%
Housing—0.3%
Wisconsin Housing and Economic Development Authority Home Ownership, Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	1,000	1,071
Total Municipal Bonds (Cost $334,528)		333,649
	Shares (000)
Short-Term Investments—4.0%
Investment Companies—4.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.51% (e) (f)(Cost $14,242)	14,242	14,243
Total Investments—98.8% (Cost $348,770)		347,892
Assets in Excess of Other Liabilities—1.2%		4,082
Net Assets—100.0%		351,974

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of May 31, 2024.
Futures contracts outstanding as of May 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	166	09/30/2024	USD	33,833	27
U.S. Treasury 5 Year Note	50	09/30/2024	USD	5,297	7
					34
Short Contracts
U.S. Treasury 10 Year Ultra Note	(51)	09/19/2024	USD	(5,727)	1
					35

Abbreviations
USD	United States Dollar

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values (“NAV”) per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$333,649	$—	$333,649
Short-Term Investments
Investment Companies	14,243	—	—	14,243
Total Investments in Securities	$14,243	$333,649	$—	$347,892

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$35	$—	$—	$35
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.51% (a) (b)	$26,813	$51,203	$63,772	$(1)	$— (c)	$14,243	14,242	$153	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.
(c)	Amount rounds to less than one thousand.